Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.0%
		Communication Services: 8.6%
200		Capcom Co., Ltd.	$ 6,271	0.1
100		CyberAgent, Inc.	3,876	0.1
100		Daiichikosho Co., Ltd.	2,676	0.1
300		Dena Co., Ltd.	3,286	0.1
300		Dentsu Group, Inc.	5,797	0.1
400		Fuji Media Holdings, Inc.	3,973	0.1
500		Hakuhodo DY Holdings, Inc.	5,045	0.1
300		Kakaku.com, Inc.	5,487	0.1
1,800		KDDI Corp.	53,169	1.1
123	(1)	Konami Holdings Corp.	3,773	0.1
100	(2)	LINE Corp.	4,828	0.1
700		Nexon Co. Ltd.	11,439	0.2
100		Nintendo Co., Ltd.	38,865	0.8
3,200		Nippon Telegraph & Telephone Corp.	76,533	1.6
400		Nippon Television Holdings, Inc.	4,457	0.1
1,800		NTT DoCoMo, Inc.	56,292	1.2
2,100	(1)	Softbank Corp.	26,751	0.6
1,900		SoftBank Group Corp.	67,264	1.4
100		Square Enix Holdings Co., Ltd.	4,468	0.1
200		Toho Co., Ltd.	6,115	0.1
300	(1)	Tokyo Broadcasting System Holdings, Inc.	4,179	0.1
3,600		Z Holdings Corp.	11,477	0.3
			406,021	8.6

		Consumer Discretionary: 15.6%
100		ABC-Mart, Inc.	5,005	0.1
170		Aisin Seiki Co., Ltd.	4,164	0.1
300		Asics Corp.	2,770	0.1
300		Bandai Namco Holdings, Inc.	14,551	0.3
200		Benesse Holdings, Inc.	5,090	0.1
600		Bridgestone Corp.	18,366	0.4
300		Casio Computer Co., Ltd.	4,197	0.1
200		Colowide Co., Ltd.	3,024	0.1
500		Denso Corp.	15,977	0.3
100		Fuji Kyuko Co., Ltd.	2,571	0.0
500		Haseko Corp.	5,317	0.1
1,900		Honda Motor Co., Ltd.	42,515	0.9
320		Iida Group Holdings Co. Ltd.	4,423	0.1
700		Isetan Mitsukoshi Holdings Ltd.	4,061	0.1
800		Isuzu Motors Ltd.	5,294	0.1
100		Izumi Co., Ltd.	2,755	0.1
400		J Front Retailing Co., Ltd.	3,301	0.1
500		JTEKT Corp.	3,377	0.1
200		Koito Manufacturing Co., Ltd.	6,724	0.1
440		K's Holdings Corp.	4,158	0.1
300		Marui Group Co., Ltd.	5,019	0.1
900		Mazda Motor Corp.	4,753	0.1
1,300	(1)	Mitsubishi Motors Corp.	3,663	0.1
300		NGK Spark Plug Co., Ltd.	4,205	0.1
600		NHK Spring Co., Ltd.	3,914	0.1
200		Nifco, Inc.	3,583	0.1
500		Nikon Corp.	4,589	0.1
2,800		Nissan Motor Co., Ltd.	9,368	0.2
100		Nitori Co., Ltd.	13,514	0.3
300		NOK Corp.	3,286	0.1
300		Oriental Land Co., Ltd.	38,297	0.8
100		Paltac Corp.	4,953	0.1
600		Pan Pacific International Holdings Corp.	11,362	0.2
2,850		Panasonic Corp.	21,576	0.4
1,200		Rakuten, Inc.	9,047	0.2
300		Resorttrust, Inc.	2,930	0.1
100		Rinnai Corp.	7,049	0.1
400		Ryohin Keikaku Co., Ltd.	4,448	0.1
100		Sankyo Co., Ltd.	2,900	0.1
400		Sega Sammy Holdings, Inc.	4,853	0.1
700		Sekisui Chemical Co., Ltd.	9,222	0.2
1,000		Sekisui House Ltd.	16,492	0.3
400	(1)	Sharp Corp.	4,152	0.1
100		Shimamura Co., Ltd.	6,043	0.1
100		Shimano, Inc.	14,261	0.3
400		Skylark Holdings Co. Ltd.	5,930	0.1
1,512		Sony Corp.	89,561	1.9
300		Stanley Electric Co., Ltd.	5,889	0.1
800		Subaru Corp.	15,292	0.3
1,000		Sumitomo Electric Industries Ltd.	10,448	0.2
400		Sumitomo Forestry Co., Ltd.	5,107	0.1
405		Sumitomo Rubber Industries, Inc.	3,804	0.1
500		Suzuki Motor Corp.	11,906	0.2
400		Takashimaya Co., Ltd.	3,590	0.1
300		Toyo Tire & Rubber Co., Ltd.	3,429	0.1
200		Toyoda Gosei Co., Ltd.	3,404	0.1
200		Toyota Industries Corp.	9,536	0.2
2,682		Toyota Motor Corp.	161,631	3.4
100		TS Tech Co., Ltd.	2,349	0.0
500		USS Co., Ltd.	6,856	0.1
1,232	(1)	Yamada Denki Co., Ltd.	4,907	0.1
200		Yamaha Corp.	7,751	0.2
400		Yamaha Motor Co., Ltd.	4,810	0.1
300		Yokohama Rubber Co., Ltd.	3,719	0.1
200		Yoshinoya D&C Co., Ltd.	3,857	0.1
200		Zensho Holdings Co., Ltd.	3,808	0.1
200		ZOZO, Inc.	2,684	0.0
			741,387	15.6

		Consumer Staples: 9.5%
945		Aeon Co., Ltd.	20,936	0.4
100		Ain Holdings, Inc.	5,878	0.1
600		Ajinomoto Co., Inc.	11,181	0.2
100		Ariake Japan Co., Ltd.	6,311	0.1
500		Asahi Group Holdings, Ltd.	16,222	0.3
200		Calbee, Inc.	5,397	0.1
252		Coca-Cola Bottlers Japan, Inc.	5,172	0.1
100		Ezaki Glico Co., Ltd.	4,188	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
260		FamilyMart Co. Ltd.	$ 4,669	0.1
200		FANCL Corp.	4,466	0.1
200		House Foods Group, Inc.	6,508	0.1
100		Ito En Ltd.	5,282	0.1
1,300		Japan Tobacco, Inc.	24,046	0.5
200		Kagome Co., Ltd.	5,186	0.1
600		Kao Corp.	48,881	1.0
200		Kewpie Corp.	4,003	0.1
200	(1)	Kikkoman Corp.	8,480	0.2
1,100		Kirin Holdings Co., Ltd.	21,725	0.5
100		Kobayashi Pharmaceutical Co., Ltd.	9,252	0.2
100		Kobe Bussan Co. Ltd.	3,930	0.1
100		Lawson, Inc.	5,489	0.1
300		Lion Corp.	6,398	0.1
100		Matsumotokiyoshi Holdings Co., Ltd.	3,645	0.1
200		MEIJI Holdings Co., Ltd.	14,173	0.3
24		Milbon Co., Ltd.	1,209	0.0
100		Morinaga & Co., Ltd.	4,094	0.1
100		Morinaga Milk Industry Co., Ltd.	3,857	0.1
100		NH Foods Ltd.	3,480	0.1
200		Nichirei Corp.	5,632	0.1
800		Nippon Suisan Kaisha Ltd.	3,521	0.1
345		Nisshin Seifun Group, Inc.	5,755	0.1
100		Nissin Food Products Co., Ltd.	8,299	0.2
100		Pigeon Corp.	3,828	0.1
200		Pola Orbis Holdings, Inc.	3,677	0.1
200		Rohto Pharmaceutical Co., Ltd.	5,464	0.1
100		Sakata Seed Corp.	3,034	0.1
200		Sapporo Holdings Ltd.	3,678	0.1
943		Seven & I Holdings Co., Ltd.	31,142	0.7
500		Shiseido Co., Ltd.	29,386	0.6
100		Sugi Holdings Co., Ltd.	5,355	0.1
100		Sundrug Co., Ltd.	3,204	0.1
200		Suntory Beverage & Food Ltd.	7,558	0.2
500		Takara Holdings, Inc.	3,734	0.1
200		Toyo Suisan Kaisha Ltd.	9,666	0.2
100		Tsuruha Holdings, Inc.	13,185	0.3
500		Unicharm Corp.	18,717	0.4
40		Welcia Holdings Co. Ltd.	2,809	0.1
200		Yakult Honsha Co., Ltd.	11,782	0.2
300		Yamazaki Baking Co., Ltd.	6,253	0.1
			449,737	9.5

		Energy: 0.8%
200		Cosmo Energy Holdings Co. Ltd.	2,791	0.1
305		Idemitsu Kosan Co., Ltd.	6,961	0.1
1,500		Inpex Corp.	8,415	0.2
200		Iwatani Corp.	6,697	0.1
3,860		JXTG Holdings, Inc.	13,153	0.3
			38,017	0.8

		Financials: 9.0%
1,100		Acom Co., Ltd.	4,467	0.1
300		AEON Financial Service Co., Ltd.	3,205	0.1
200		Aozora Bank Ltd.	3,817	0.1
200		Bank of Kyoto Ltd./The	6,338	0.1
1,400	(1)	Chiba Bank Ltd.	6,094	0.1
2,328		Concordia Financial Group Ltd.	6,776	0.1
300		Credit Saison Co., Ltd.	3,481	0.1
1,400		Dai-ichi Life Holdings, Inc.	16,625	0.3
2,100		Daiwa Securities Group, Inc.	8,115	0.2
284		Fukuoka Financial Group, Inc.	3,746	0.1
1,400		Gunma Bank Ltd.	4,226	0.1
1,600		Hachijuni Bank Ltd.	5,765	0.1
100	(2)	Jafco Co., Ltd.	2,600	0.0
800		Japan Exchange Group, Inc.	14,039	0.3
800	(1)	Japan Post Bank Co. Ltd.	7,388	0.1
1,700		Japan Post Holdings Co. Ltd.	13,298	0.3
3,090		Mebuki Financial Group, Inc.	6,268	0.1
16,200		Mitsubishi UFJ Financial Group, Inc.	60,613	1.3
800		Mitsubishi UFJ Lease & Finance Co., Ltd.	3,916	0.1
33,000		Mizuho Financial Group, Inc.	37,860	0.8
611		MS&AD Insurance Group Holdings, Inc.	17,048	0.4
4,300		Nomura Holdings, Inc.	18,147	0.4
1,500		ORIX Corp.	17,896	0.4
3,300		Resona Holdings, Inc.	9,894	0.2
260		SBI Holdings, Inc.	3,788	0.1
1,900		Seven Bank Ltd.	4,904	0.1
300	(2)	Shinsei Bank Ltd.	3,973	0.1
1,100		Shizuoka Bank Ltd.	6,679	0.1
450	(1)	Sompo Holdings, Inc.	13,871	0.3
300		Sony Financial Holdings, Inc.	5,038	0.1
1,652		Sumitomo Mitsui Financial Group, Inc.	40,133	0.8
544		Sumitomo Mitsui Trust Holdings, Inc.	15,629	0.3
800		T&D Holdings, Inc.	6,485	0.1
800		Tokio Marine Holdings, Inc.	36,604	0.8
100		Tokyo Century Corp.	3,129	0.1
800		Yamaguchi Financial Group, Inc.	4,511	0.1
100		Zenkoku Hosho Co. Ltd.	3,146	0.1
			429,512	9.0

		Health Care: 9.8%
300		Alfresa Holdings Corp.	5,584	0.1
200		Asahi Intecc Co. Ltd.	4,946	0.1
2,200		Astellas Pharma, Inc.	33,896	0.7
200		Chugai Pharmaceutical Co., Ltd.	23,139	0.5
700		Daiichi Sankyo Co., Ltd.	48,074	1.0
300		Eisai Co., Ltd.	21,944	0.5

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
100		Hisamitsu Pharmaceutical Co., Inc.	$ 4,641	0.1
500		Hoya Corp.	42,516	0.9
100		Kaken Pharmaceutical Co., Ltd.	4,662	0.1
300		Kyowa Kirin Co., Ltd.	6,705	0.1
600		M3, Inc.	17,698	0.4
200		Mani, Inc.	4,905	0.1
400		Medipal Holdings Corp.	7,474	0.2
100		Mochida Pharmaceutical Co., Ltd.	3,862	0.1
200		Nihon Kohden Corp.	7,553	0.2
100		Nippon Shinyaku Co., Ltd.	7,831	0.2
400		Nipro Corp.	4,705	0.1
1,400		Olympus Corp.	20,181	0.4
600		Ono Pharmaceutical Co., Ltd.	13,788	0.3
500		Otsuka Holdings Co. Ltd.	19,509	0.4
100	(2)	PeptiDream, Inc.	3,481	0.1
600		Santen Pharmaceutical Co., Ltd.	10,297	0.2
100		Sawai Pharmaceutical Co., Ltd.	5,358	0.1
300		Shionogi & Co., Ltd.	14,778	0.3
100		Ship Healthcare Holdings, Inc.	4,082	0.1
200		Sumitomo Dainippon Pharma Co. Ltd.	2,596	0.0
130		Suzuken Co., Ltd.	4,723	0.1
200		Sysmex Corp.	14,475	0.3
100		Taisho Pharmaceutical Holdings Co. Ltd.	6,138	0.1
2,000		Takeda Pharmaceutical Co., Ltd.	60,896	1.3
700		Terumo Corp.	23,983	0.5
200		Toho Holdings Co., Ltd.	4,187	0.1
200		Tsumura & Co.	5,100	0.1
			463,707	9.8

		Industrials: 20.1%
300		AGC, Inc.	7,310	0.1
200		Aica Kogyo Co., Ltd.	5,707	0.1
500		Amada Holdings Co., Ltd.	3,919	0.1
400	(1)	ANA Holdings, Inc.	9,746	0.2
200		Central Japan Railway Co.	32,054	0.7
200		COMSYS Holdings Corp.	5,122	0.1
400		Dai Nippon Printing Co., Ltd.	8,500	0.2
100		Daifuku Co., Ltd.	6,267	0.1
300		Daikin Industries Ltd.	36,214	0.8
300		DMG Mori Co. Ltd.	2,488	0.0
400		East Japan Railway Co.	30,268	0.6
200		Ebara Corp.	3,762	0.1
100		en-japan, Inc.	1,858	0.0
200		Fanuc Ltd.	26,725	0.6
200		Fuji Electric Co. Ltd.	4,484	0.1
300		Fuji Machine Manufacturing Co., Ltd.	4,544	0.1
200		Furukawa Electric Co., Ltd.	3,604	0.1
200		Glory Ltd.	4,595	0.1
200		GS Yuasa Corp.	2,677	0.1
300		Hankyu Hanshin Holdings, Inc.	10,079	0.2
600		Hazama Ando Corp.	3,803	0.1
500		Hino Motors Ltd.	2,667	0.1
200	(1)	Hitachi Construction Machinery Co., Ltd.	4,011	0.1
100		Hoshizaki Corp.	7,480	0.2
200		IHI Corp.	2,329	0.0
200		Inaba Denki Sangyo Co., Ltd.	4,249	0.1
1,700		Itochu Corp.	35,181	0.7
400		Japan Airlines Co. Ltd.	7,351	0.1
100		Japan Airport Terminal Co., Ltd.	3,843	0.1
200		Japan Steel Works Ltd.	2,394	0.0
300		JGC Holdings Corp.	2,395	0.0
600		Kajima Corp.	6,133	0.1
200		Kamigumi Co., Ltd.	3,376	0.1
300		Kawasaki Heavy Industries Ltd.	4,316	0.1
200		Keihan Holdings Co., Ltd.	8,871	0.2
400		Keikyu Corp.	6,730	0.1
100		Keio Corp.	5,903	0.1
200		Keisei Electric Railway Co., Ltd.	5,780	0.1
300		Kinden Corp.	4,414	0.1
200		Kintetsu Group Holdings Co., Ltd.	9,256	0.2
1,000		Komatsu Ltd.	16,183	0.3
1,300		Kubota Corp.	16,535	0.3
200		Kurita Water Industries, Ltd.	4,588	0.1
216		Kyowa Exeo Corp.	4,790	0.1
100		Kyudenko Corp.	2,694	0.1
200	(1)	Kyushu Railway Co.	5,745	0.1
470	(1)	LIXIL Group Corp.	5,791	0.1
100		Mabuchi Motor Co., Ltd.	2,967	0.1
500		Maeda Corp.	3,672	0.1
200		Maeda Road Construction Co., Ltd.	3,733	0.1
300		Makita Corp.	9,151	0.2
2,500		Marubeni Corp.	12,408	0.3
458		Minebea Mitsumi, Inc.	6,765	0.1
300		MISUMI Group, Inc.	6,489	0.1
1,500		Mitsubishi Corp.	31,728	0.7
2,400		Mitsubishi Electric Corp.	29,319	0.6
400		Mitsubishi Heavy Industries Ltd.	10,081	0.2
200		Mitsubishi Logistics Corp.	4,026	0.1
2,000		Mitsui & Co., Ltd.	27,767	0.6
200		Mitsui OSK Lines Ltd.	3,206	0.1
100		Miura Co., Ltd.	3,536	0.1
200		MonotaRO Co. Ltd.	5,284	0.1
200		Nabtesco Corp.	4,575	0.1
400		Nagase & Co., Ltd.	4,701	0.1
300		Nagoya Railroad Co., Ltd.	8,435	0.2
200		Nankai Electric Railway Co., Ltd.	4,543	0.1
400		NGK Insulators Ltd.	5,206	0.1
628		Nidec Corp.	32,364	0.7
200		Nihon M&A Center, Inc.	5,447	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
300		Nikkon Holdings Co. Ltd.	$ 5,849	0.1
100		Nippon Express Co., Ltd.	4,878	0.1
288		Nippon Yusen KK	3,402	0.1
200		Nishi-Nippon Railroad Co., Ltd.	4,911	0.1
480		Nisshinbo Holdings, Inc.	3,178	0.1
700		NSK Ltd.	4,456	0.1
1,600		NTN Corp.	2,765	0.1
800		Obayashi Corp.	6,788	0.1
400		Odakyu Electric Railway Co., Ltd.	8,785	0.2
300		OSG Corp.	3,978	0.1
400		Outsourcing, Inc.	1,728	0.0
200		Park24 Co., Ltd.	2,948	0.1
800		Penta-Ocean Construction Co., Ltd.	4,189	0.1
300	(1)	Persol Holdings Co. Ltd.	3,002	0.1
100		Pilot Corp.	3,310	0.1
1,700		Recruit Holdings Co. Ltd.	43,913	0.9
100		Sankyu, Inc.	3,726	0.1
500		Sanwa Holdings Corp.	3,883	0.1
200		Secom Co., Ltd.	16,542	0.3
400		Seibu Holdings, Inc.	4,409	0.1
400		Seino Holdings Co. Ltd.	4,343	0.1
300		SG Holdings Co. Ltd.	7,146	0.1
800		Shimizu Corp.	6,225	0.1
100		SHO-BOND Holdings Co., Ltd.	3,954	0.1
100		SMC Corp.	41,924	0.9
200		SMS Co. Ltd.	3,857	0.1
100		Sohgo Security Services Co., Ltd.	4,854	0.1
1,900		Sojitz Corp.	4,455	0.1
200		Sotetsu Holdings, Inc.	5,126	0.1
1,500		Sumitomo Corp.	17,106	0.4
240		Sumitomo Heavy Industries	4,294	0.1
200		Taisei Corp.	6,100	0.1
100		TechnoPro Holdings, Inc.	4,667	0.1
200		THK Co., Ltd.	4,030	0.1
300		Tobu Railway Co., Ltd.	10,466	0.2
800		Toda Corp.	4,617	0.1
600		Tokyu Corp.	9,429	0.2
400		Toppan Printing Co., Ltd.	6,107	0.1
200	(1)	Toto Ltd.	6,598	0.1
300		Toyota Tsusho Corp.	7,008	0.1
400		Ushio, Inc.	3,807	0.1
200		West Japan Railway Co.	13,679	0.3
500		Yamato Holdings Co., Ltd.	7,811	0.2
300		Yaskawa Electric Corp.	8,157	0.2
			954,534	20.1

		Information Technology: 10.9%
200	(1)	Advantest Corp.	7,966	0.2
264	(1)	Alps Alpine Co. Ltd.	2,544	0.0
300	(1)	Anritsu Corp.	5,520	0.1
300		Azbil Corp.	7,753	0.2
400		Brother Industries Ltd.	6,059	0.1
200		Canon Marketing Japan, Inc.	3,956	0.1
1,266		Canon, Inc.	27,511	0.6
100		Digital Garage, Inc.	3,180	0.1
500		Fuji Film Holdings Corp.	24,640	0.5
200		Fujitsu Ltd.	18,014	0.4
200		GMO internet, Inc.	3,336	0.1
100		GMO Payment Gateway, Inc.	7,009	0.1
200		Hamamatsu Photonics KK	8,127	0.2
63		Hirose Electric Co., Ltd.	6,495	0.1
100		Hitachi High-Technologies Corp.	7,387	0.1
1,229		Hitachi Ltd.	35,305	0.7
100		Horiba Ltd.	4,939	0.1
200		Ibiden Co., Ltd.	4,365	0.1
600		Infomart Corp.	3,948	0.1
200		Itochu Techno-Solutions Corp.	5,696	0.1
200		Keyence Corp.	64,302	1.4
800		Konica Minolta, Inc.	3,223	0.1
400		Kyocera Corp.	23,604	0.5
100		Lasertec Corp.	4,637	0.1
765		Murata Manufacturing Co., Ltd.	38,032	0.8
300		NEC Corp.	10,924	0.2
200		Net One systems Co., Ltd.	4,161	0.1
100		Nihon Unisys Ltd.	2,667	0.1
200		Nippon Electric Glass Co., Ltd.	2,663	0.0
396		Nomura Research Institute Ltd.	8,365	0.2
700		NTT Data Corp.	6,701	0.1
100		Obic Co., Ltd.	13,029	0.3
300		Oki Electric Industry Ltd.	2,804	0.1
300		Omron Corp.	15,511	0.3
100		Oracle Corp. Japan	8,722	0.2
100		Otsuka Corp.	4,263	0.1
1,300	(2)	Renesas Electronics Corp.	4,624	0.1
700	(1)	Ricoh Co., Ltd.	5,111	0.1
100		Rohm Co., Ltd.	5,428	0.1
100		Screen Holdings Co. Ltd.	3,660	0.1
44		SCSK Corp.	1,947	0.0
400	(1)	Seiko Epson Corp.	4,305	0.1
400		Shimadzu Corp.	10,439	0.2
300		Sumco Corp.	3,812	0.1
200	(1)	Taiyo Yuden Co., Ltd.	5,222	0.1
100		TDK Corp.	7,689	0.2
300		TIS, Inc.	4,975	0.1
200		Tokyo Electron Ltd.	37,275	0.8
100		Tokyo Seimitsu Co., Ltd.	2,815	0.1
100		Trend Micro, Inc.	4,938	0.1
100		Ulvac, Inc.	2,368	0.0
300		Yokogawa Electric Corp.	3,589	0.1
			515,555	10.9

		Materials: 5.6%
300		ADEKA Corp.	3,735	0.1
300		Air Water, Inc.	4,108	0.1
1,600		Asahi Kasei Corp.	11,211	0.2
500		Daicel Corp.	3,638	0.1
100		Daido Steel Co., Ltd.	3,207	0.1
200		Denka Co., Ltd.	4,184	0.1
200		DIC Corp.	4,408	0.1
100		Dowa Holdings Co., Ltd.	2,611	0.0
100		FP Corp.	6,652	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
100		Hitachi Chemical Co., Ltd.	$ 4,255	0.1
320		Hitachi Metals Ltd.	3,359	0.1
647		JFE Holdings, Inc.	4,193	0.1
300		JSR Corp.	5,483	0.1
100		Kaneka Corp.	2,383	0.0
300		Kansai Paint Co., Ltd.	5,690	0.1
900		Kobe Steel Ltd.	2,768	0.0
500		Kuraray Co., Ltd.	5,031	0.1
200		Maruichi Steel Tube Ltd.	4,790	0.1
1,500		Mitsubishi Chemical Holdings Corp.	8,907	0.2
300		Mitsubishi Gas Chemical Co., Inc.	3,237	0.1
152		Mitsubishi Materials Corp.	3,107	0.1
200		Mitsui Chemicals, Inc.	3,764	0.1
400		Nippon Kayaku Co., Ltd.	3,675	0.1
200		Nippon Paint Holdings Co., Ltd.	10,410	0.2
100		Nippon Shokubai Co., Ltd.	4,564	0.1
1,048		Nippon Steel Corp.	8,934	0.2
100	(1)	Nissan Chemical Corp.	3,622	0.1
200		Nitto Denko Corp.	8,884	0.2
100		NOF Corp.	3,158	0.1
1,200		Oji Holdings Corp.	6,379	0.1
600		Rengo Co., Ltd.	4,664	0.1
400		Shin-Etsu Chemical Co., Ltd.	39,315	0.8
200		Showa Denko KK	4,103	0.1
100		Sumitomo Bakelite Co., Ltd.	2,104	0.0
1,700		Sumitomo Chemical Co., Ltd.	5,023	0.1
300	(1)	Sumitomo Metal Mining Co., Ltd.	6,133	0.1
100		Sumitomo Osaka Cement Co., Ltd.	2,978	0.0
212		Taiheiyo Cement Corp.	3,611	0.1
300		Taiyo Nippon Sanso Corp.	4,439	0.1
300		Teijin Ltd.	5,075	0.1
400		Toagosei Co., Ltd.	3,463	0.1
500		Tokai Carbon Co., Ltd.	4,100	0.1
200		Tokuyama Corp.	3,836	0.1
100		Tokyo Ohka Kogyo Co., Ltd.	3,798	0.1
1,700		Toray Industries, Inc.	7,359	0.1
400		Tosoh Corp.	4,520	0.1
300		Toyo Seikan Group Holdings, Ltd.	3,422	0.1
200		Ube Industries Ltd.	3,051	0.1
400		Zeon Corp.	2,994	0.1
			264,335	5.6

		Real Estate: 2.4%
270		Aeon Mall Co., Ltd.	3,408	0.1
100		Daito Trust Construction Co., Ltd.	9,286	0.2
760		Daiwa House Industry Co., Ltd.	18,778	0.4
600		Hulic Co. Ltd.	6,072	0.1
1,700		Mitsubishi Estate Co., Ltd.	25,108	0.5
1,200		Mitsui Fudosan Co., Ltd.	20,778	0.4
200		Nomura Real Estate Holdings, Inc.	3,236	0.1
200		Open House Co. Ltd.	4,115	0.1
200		Relo Holdings, Inc.	4,179	0.1
500		Sumitomo Realty & Development Co., Ltd.	12,209	0.2
300		Tokyo Tatemono Co., Ltd.	3,177	0.1
796		Tokyu Fudosan Holdings Corp.	3,823	0.1
			114,169	2.4

		Utilities: 1.7%
700		Chubu Electric Power Co., Inc.	9,879	0.2
400	(1)	Chugoku Electric Power Co., Inc.	5,581	0.1
200		Electric Power Development Co., Ltd.	4,008	0.1
900		Kansai Electric Power Co., Inc.	10,018	0.2
600	(1)	Kyushu Electric Power Co., Inc.	4,812	0.1
500		Osaka Gas Co., Ltd.	9,389	0.2
500		Shikoku Electric Power Co., Inc.	3,944	0.1
200		Toho Gas Co., Ltd.	9,016	0.2
600		Tohoku Electric Power Co., Inc.	5,768	0.1
1,800	(2)	Tokyo Electric Power Co., Inc.	6,262	0.1
500		Tokyo Gas Co., Ltd.	11,781	0.3
			80,458	1.7

	Total Common Stock
	(Cost $5,261,034)		4,457,432	94.0

				Percentage
Principal				of Net
Amount†			Value	Assets
SHORT-TERM INVESTMENTS: 5.9%
		Repurchase Agreements: 3.8%
177,926	(3)	Bank of Nova Scotia, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $177,926, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $181,485, due 04/21/20-09/09/49)
		(Cost $177,926)	177,926	3.8

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
101,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%
	(Cost $101,000)	$ 101,000	2.1

	Total Short-Term Investments
	(Cost $278,926)	278,926	5.9

	Total Investments in Securities (Cost $5,539,960)	$ 4,736,358	99.9
	Assets in Excess of Other Liabilities	4,594	0.1
	Net Assets	$ 4,740,952	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$ –	$ 406,021	$ –	$ 406,021
Consumer Discretionary	–	741,387	–	741,387
Consumer Staples	2,809	446,928	–	449,737
Energy	–	38,017	–	38,017
Financials	–	429,512	–	429,512
Health Care	–	463,707	–	463,707
Industrials	–	954,534	–	954,534
Information Technology	–	515,555	–	515,555
Materials	–	264,335	–	264,335
Real Estate	–	114,169	–	114,169
Utilities	–	80,458	–	80,458
Total Common Stock	2,809	4,454,623	–	4,457,432
Short-Term Investments	101,000	177,926	–	278,926
Total Investments, at fair value	$ 103,809	$ 4,632,549	$ –	$ 4,736,358
Other Financial Instruments+
Forward Foreign Currency Contracts	–	410	–	410
Total Assets	$ 103,809	$ 4,632,959	$ –	$ 4,736,768
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$ –	$ (4,786)	$ –	$ (4,786)
Futures	(23,377)	–	–	(23,377)
Total Liabilities	$ (23,377)	$ (4,786)	$ –	$ (28,163)

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2020, the following forward foreign currency contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 28,761,000	USD 271,703	Citibank N.A.	04/24/20	$ (3,902)
USD 56,277	JPY 6,000,000	The Bank of New York Mellon	04/24/20	410
USD 9,059	JPY 1,000,000	The Bank of New York Mellon	04/24/20	(253)
USD 64,774	JPY 7,000,000	The Bank of New York Mellon	04/24/20	(631)
				$ (4,376)

At March 31, 2020, the following futures contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini-Tokyo Price Index (TOPIX)	28	06/11/20	$ 365,348	$ (23,377)
			$ 365,348	$ (23,377)

Currency Abbreviations
JPY	-	Japanese Yen
USD	-	United States Dollar

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $5,597,177.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 229,339
Gross Unrealized Depreciation	(1,104,209)
Net Unrealized Depreciation	$ (874,870)